Equity Investments Without Readily Determinable Fair Value	12 Months Ended
Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Equity Investments Without Readily Determinable Fair Value
7.	EQUITY INVESTMENTS WITHOUT READILY DETERMINABLE FAIR VALUE (PREVIOUSLY KNOWN AS COST METHOD INVESTMENT)

As of December 31, 2018, and 2019, we had investments in four private companies without a readily determinable fair value. We owned not more than 10% of the total investment in each such company. Under ASU 2016-01, we elected to measure these equity investments using the measurement alternative, which requires that these investments are measured at cost, less any impairment, plus or minus any changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. For the years ended December 31, 2018 and 2019, these investments were not impaired and there were no observable price changes. As a result, the balance shown below as of December 31, 2018 and 2019 represents the cost of the investments adjusted for exchange rate differences. As of December 31, 2018 and 2019, our equity investments without readily determinable fair value were as follows:

	December 31,
	2018	2019
Beginning balance	$1,714,058	$1,631,892
Acquisitions	—	—
Observable price changes	—	—
Exchange difference	(82,166)	(26,433)
Ending balance	$1,631,892	$1,605,459

There was no impairment of the Company’s cost method investment for the year ended December 31, 2018 and 2019.